Liquid assets position - Narrative (Details) € in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 EUR (€)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Cash and cash equivalents
Cash and cash equivalents		€ 1,262,061	$ 243.7	€ 1,066,766	€ 1,151,211	€ 973,241
Net increase (decrease) in cash and cash equivalents	€ (84,445)	288,820
Cash reported, operating activities	(91,278)	(51,298)
Cash reported, financing activities	5,254	352,773
Cash reported, investing activities	(3,724)	4,451
Unrealized negative exchange rate differences	€ 5,304	€ (17,107)
Term deposits				625,427	713,446
Cash investments in highly liquid money market funds				149,487	€ 149,711
France
Cash and cash equivalents
Research and development incentive receivables				41,700
Belgium
Cash and cash equivalents
Research and development incentive receivables				€ 44,500